FAIR VALUES AND FINANCIAL RISK MANAGEMENT (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Borrowings	€ 12,000		€ 11,300
Total assets	31,786		31,100
Liabilities	23,281		22,115
Pretax activity, net	(103)	€ 35
Fair value | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	323		241
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	11,400		10,700
Level 2 | Recurring | Derivative liability
Disclosure of fair value measurement of assets [line items]
Liabilities	236		206
Level 2 | Recurring | Derivative asset
Disclosure of fair value measurement of assets [line items]
Total assets	€ 67		€ 200